DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Derivatives Contracts Outstanding	$ 8,400		$ 33,600
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(155)	181
Net Deferred Gain (Loss) Associated with Cash Flow Hedges Recorded in Other Comprehensive Income	$ 855		$ 1,303